GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL
10.	GOODWILL

The Group’s goodwill was recognized from the business acquisitions in 2021. The changes in the carrying amount of goodwill were as follows:

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	3,669,031	956,084	4,625,115
Disposal of a subsidiary	(15,268)	—	(15,268)
Adjustments to fair values of preliminary purchase price allocation	(3,259)	(864)	(4,123)
Balance as of December 31, 2022	3,650,504	955,220	4,605,724
Balance as of December 31, 2023	3,650,504	955,220	4,605,724
Balance as of December 31, 2023, in US$	514,163	134,540	648,703

Cloud service and solutions reporting unit

As of December 31, 2022 and 2023, the Group elected to bypass the qualitative assessment and proceed directly to perform quantitative assessment for the goodwill allocated to Cloud service and solutions reporting unit due to industry and market considerations, and overall financial performance of the reporting unit. The fair value of this reporting unit has been determined using the discounted cash flow approach with the assistance of an independent third-party valuation firm. Significant assumptions used included projected revenue growth rates for public cloud services revenue, IDC costs, and discount rate. As of December 31, 2023, the fair value of the Cloud service and solutions reporting unit amounted to RMB8,886,000 exceeded its carrying amount by RMB4,110,892 or 86%. No impairment loss was recognized for the years ended December 31, 2022 and 2023.

Cloud-based digital solution and services reporting unit.

As of December 31, 2022 and 2023, the Group performed qualitative assessment for the goodwill allocated to Cloud-based digital solution and services reporting unit and concluded it is not more likely than not that the fair value of the reporting unit is less than its carrying amount. In consideration of the timing of last quantitative assessment performed, the Group updated its quantitative assessment for the year ended December 31, 2023. The fair value of this reporting unit has been determined using the discounted cash flow approach with the assistance of an independent third-party valuation firm. Significant assumptions used included projected revenue growth rates, gross margin, and discount rate. As of December 31, 2023, as the fair value of the Cloud-based digital solution and services reporting unit amounted to RMB3,159,000 exceeded its carrying amount by RMB588,204 or 22.88%, no impairment loss was recognized.